Staff expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related in equity settled share based payment arrangements | €	€ 46,000,000	€ 69,000,000	€ 69,000,000
Expense related in cash settled share based payment arrangements | €	€ 3,000,000	€ 5,000,000	€ 6,000,000
Option rights valid period (years)	10
Total options outstanding	5,123,853	15,141,980	25,574,912	37,311,131
Weighted average share price, exercise for options exercised | €	€ 13.65	€ 13.81	€ 10.43
Aggregate intrinsic value of options outstanding and exercisable | €	19,000,000	59,000,000	64,000,000
Cash received from stock option exercise | €	€ 4,000,000	€ 10,000,000	€ 7,000,000
Share awards related in equity settled share based payment arrangements	5,211,339	6,416,705	7,294,633
Share awards related in cash settled share based payment arrangements	643,660	805,574	1,088,330
Unrecognised compensation cost related to share awards amount | €	€ 29,000,000	€ 37,000,000	€ 41,000,000
Costs expected to be recognised over weighted average period	1 year 4 months 24 days	1 year 4 months 24 days	1 year 4 months 24 days
Executive board of ING Groep N.V. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	31,743	54,768	61,532
Management board of ING Bank [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	80,036	104,449	170,749
Senior management and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	3,989,214	4,846,903	6,590,039
Description of share based payment arrangement	The share awards granted in 2018 relate to the performance year 2017. In 2018, 31,743 share awards (2017: 54,768; 2016: 61,532) were granted to the members of the Executive Board of ING Groep N.V., 80,036 share awards (2017: 104,449; 2016: 170,749) were granted to the Management Board Banking. To senior management and other employees 3,989,214 share awards (2017: 4,846,903; 2016: 6,590,039) were granted.
Equity settled share based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options outstanding	3,754,976	10,156,219	16,861,694
Cash settled share based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options outstanding	1,368,877	4,985,761	8,713,218